Equity Method Investment (Details) - Nukkleus Inc.[Member] - USD ($)		9 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2023	Sep. 30, 2022
Equity Method Investment (Details) [Line Items]
Equity method investment amount			$ 0
Loss on investment			689,255
Digiclear’s net loss			523,885
Impairment loss			4,310,745
Investment value			0
Investment amount	$ 0	$ 0	$ 0
Impairment loss	$ 0	$ 4,310,745
Ownership [Member]
Equity Method Investment (Details) [Line Items]
Ownership, percentage	50.00%	50.00%	50.00%
Other Unrelated Party [Member]
Equity Method Investment (Details) [Line Items]
Ownership, percentage	50.00%	50.00%	50.00%
Digiclear Ltd [Member]
Equity Method Investment (Details) [Line Items]
Digiclear’s net loss			$ 165,370